5. EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Equity [Abstract]
EQUITY TRANSACTIONS

October 2017 Public Offering

On October 4, 2017, we consummated a public offering of 5,454,546 shares of common stock and warrants to purchase 5,454,546 shares of common stock, for total gross proceeds of $6.0 million. The offering was priced at $1.10 per unit with each unit comprised of one share of common stock and one common stock purchase warrant. Neither the warrants nor the units are listed on an exchange and therefore do not trade. The warrants carry a five-year term with an exercise price of $1.10 per share. The net proceeds of the offering were $5,289,735. H.C. Wainwright & Co. acted as exclusive placement agent for the offering.

Warrant Exercises

In December 2017, four investors that participated in the October 2017 Public Offering exercised 218,600 warrants for aggregate cash proceeds to us of $240,460 before expenses.

Common Stock Sales Agreement with H.C. Wainwright

On June 28, 2016, we entered into a Common Stock Sales Agreement (the “Agreement”) with H.C. Wainwright & Co., LLC (“H.C. Wainwright”) which establishes an at-the-market equity program pursuant to which we may offer and sell shares of our common stock from time to time as set forth in the Agreement. The Agreement provides for the sale of shares of our common stock having an aggregate offering price of up to $12,500,000 (the “Shares”).

Subject to the terms and conditions set forth in the Agreement, H.C. Wainwright will use its commercially reasonable efforts consistent with its normal trading and sales practices to sell the Shares from time to time, based upon our instructions. We have provided H.C. Wainwright with customary indemnification rights, and H.C. Wainwright will be entitled to a commission at a fixed rate equal to three percent (3.0%) of the gross proceeds per Share sold. In addition, we have agreed to pay certain expenses incurred by H.C. Wainwright in connection with the Agreement, including up to $50,000 of the fees and disbursements of their counsel. The Agreement will terminate upon the sale of all of the Shares under the Agreement unless terminated earlier by either party as permitted under the Agreement (see Note 14).

Sales of the Shares, if any, under the Agreement shall be made in transactions that are deemed to be “at the market offerings” as defined in Rule 415 under the Securities Act, including sales made by means of ordinary brokers’ transactions, including on the Nasdaq Capital Market, at market prices or as otherwise agreed with H.C. Wainwright. We have no obligation to sell any of the Shares, and, at any time, we may suspend offers under the Agreement or terminate the Agreement.

In July 2016, we commenced sales of common stock under our Common Stock Sales Agreement with H.C. Wainwright. In the six months ended September 30, 2017, we raised aggregate net proceeds of $1,650,314 (net of $51,157 in commissions to H.C. Wainwright and $3,750 in other offering expenses) under this agreement through the sale of 601,504 shares at an average price of $2.74 per share of net proceeds.

In connection with our October 2017 Public Offering (see above), we agreed to restrict our ability to use the ATM facility for a 90 day period immediately post-closing.

Restricted Shares Issued for Services

During the nine months ended December 31, 2017, we issued 15,000 shares of restricted common stock at a price of $2.24 per share, the market price at time of issuance, in payment for investor relations consulting services valued at $33,600 based on the grant date closing market price of our common stock.

Share for Warrant Exchanges

During the nine months ended December 31, 2017, we agreed with two individual investors to exchange 11,497 restricted shares for the cancellation of 22,993 warrants and we entered into an Exchange Agreement with two institutional investors under which we issued 57,844 restricted shares in exchange for the cancellation of 77,125 warrants held by those investors. We also agreed with those institutional investors that they would extend the expiration dates of convertible notes held by those investors from July 1, 2018 to July 1, 2019 in exchange for the reduction of the conversion price of those notes from $4.00 per share to $3.00 per share (see Note 5).

Additionally, we entered into an agreement with a former placement agent to issue 5,500 restricted shares in exchange for the cancellation of 11,000 warrants held by that placement agent. We measured the fair value of the shares issued and the fair value of the warrants exchanged for those shares and recorded losses for each of those exchanges based on the changes in fair value between the instruments exchanged. Based upon the fair value of the shares issued and warrants exchanged, we recorded a loss of $130,214 during the nine months ended December 31, 2017 for all of the above share for warrant exchanges.

Stock Option Issuances

During the nine months ended December 31, 2017, we issued options to four of our employees to purchase 34,500 shares of common stock at an exercise price of $1.68 per share, the closing price on the date of the approval of the option grants by our compensation committee (see Note 9).

Termination of Restricted Share Grant

During the nine months ended December 31, 2017, we terminated a previously recorded but unissued share issuance of 68,000 shares under a fully vested restricted stock grant to our CEO and issued to him 32,674 shares as a net settlement of shares and the Company paid the withholding taxes associated with that share issuance in return for the cancellation of 35,326 shares. The compensation cost of that restricted stock grant had been fully recorded over prior fiscal years, therefore no expense was recorded regarding this net issuance.

Restricted Stock Unit Grants to Directors and Executive Officers

On August 9, 2016, our Board of Directors granted RSUs to certain of our officers and directors and effective November 7, 2017, 127,659 additional RSUs were granted to our directors pursuant to the 2012 Non-Employee Directors Compensation Program. The RSUs represent the right to be issued on a future date shares of our common stock for vested RSUs.

During the nine months ended December 31, 2017, 138,375 vested RSUs held by our executives were exchanged into the same number of shares of our common stock. As our executives elected to net settle a portion of their RSU’s in exchange for the Company paying the related withholding taxes on the share issuance, 71,081 of the RSUs were cancelled and we issued a net 67,294 shares to our executives (see Note 9).

During the nine months ended December 31, 2017, 63,829 RSUs held by our outside directors were exchanged into the same number of shares of our common stock. As one of our three outside directors elected to return 40% of his RSUs in exchange for cash in order to pay his withholding taxes on the share issuances, 10,638 of the RSUs were cancelled and we paid $12,127 in cash to that outside director (see Note 9).

ISSUANCES OF COMMON STOCK AND WARRANTS

Equity Transactions in the Fiscal Year Ended March 31, 2017.

Common Stock Sales Agreement with H.C. Wainwright

On June 28, 2016, we entered into a Common Stock Sales Agreement (the “Agreement”) with H.C. Wainwright & Co., LLC (“H.C. Wainwright”) which establishes an at-the-market equity program pursuant to which we may offer and sell shares of our common stock from time to time as set forth in the Agreement. The Agreement provides for the sale of shares of our common stock having an aggregate offering price of up to $12,500,000 (the “Shares”).

Subject to the terms and conditions set forth in the Agreement, H.C. Wainwright will use its commercially reasonable efforts consistent with its normal trading and sales practices to sell the Shares from time to time, based upon our instructions. We have provided H.C. Wainwright with customary indemnification rights, and H.C. Wainwright will be entitled to a commission at a fixed rate equal to three percent (3.0%) of the gross proceeds per Share sold. In addition, we have agreed to pay certain expenses incurred by H.C. Wainwright in connection with the Agreement, including up to $50,000 of the fees and disbursements of their counsel. The Agreement will terminate upon the sale of all of the Shares under the Agreement unless terminated earlier by either party as permitted under the Agreement.

Sales of the Shares, if any, under the Agreement shall be made in transactions that are deemed to be “at the market offerings” as defined in Rule 415 under the Securities Act, including sales made by means of ordinary brokers’ transactions, including on the Nasdaq Capital Market, at market prices or as otherwise agreed with H.C. Wainwright. We have no obligation to sell any of the Shares, and, at any time, we may suspend offers under the Agreement or terminate the Agreement.

In July 2016, we commenced sales of common stock under our Common Stock Sales Agreement with H.C. Wainwright. In the fiscal year ended March 31, 2017, we raised aggregate net proceeds of $955,206 (net of $29,831 in commissions to H.C. Wainwright and $9,432 in other offering expenses) under this agreement through the sale of 216,078 shares at an average price of $4.42 per share of net proceeds.

Warrant Issuances in July 2016

In July 2016, we issued an aggregate of 2,660 shares of common stock to three investors upon the exercise of previously issued warrants. The warrants were exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercises. The cashless exercise of such warrants resulted in the cancellation of previously issued warrants to purchase an aggregate of 19,563 shares of common stock.

Restricted Stock Unit Grants to Directors and Executive Officers

During the fiscal year ended March 31, 2017, 149,864 Restricted Stock Units (“RSUs”) held by our outside directors and executive officers were exchanged into the same number of shares of our common stock (see Stock-Based Compensation below).

Amendment of Warrants Issued in Conjunction with the November 2014 10% Convertible Notes

Under the Second Amendment and Extension of the November 2014 10% Convertible Notes dated June 27, 2016 (See Note 4), we reduced the purchase price of 47,125 Warrants from $8.40 per share to $5.00 per share.

We also issued to the investors new warrants to purchase an aggregate of 30,000 shares of common stock with a purchase price of $5.00 per share of common stock. We issued the new warrants in substantially the same form as the prior Warrants, and the new warrants will expire on November 6, 2019, the same date on which the prior warrants will expire (See Note 4).

Amendment of December 2014 Warrants

On June 27, 2016, we and certain investors (the “Unit Investors”) entered into Consent and Waiver and Amendment agreements (the “CWAs”), relating to an aggregate of 264,000 Warrants to Purchase Common Stock (the “Unit Warrants”) we had issued to the Unit Investors on December 2, 2014 pursuant to a Securities Purchase Agreement dated November 26, 2014 (the “2014 SPA”). In the CWAs, each of the Unit Investors provided its consent under certain restrictive provisions, and waived certain rights, including a right to participate in certain offerings made by us, under the 2014 SPA in order to facilitate the at-the-market equity program described above. Pursuant to the CWAs, we reduced the Exercise Price (as defined in the Unit Warrants) from $15.00 per share of common stock to $5.00 per share of common stock. At any time that the shares of common stock underlying the Unit Warrants are covered by an effective registration statement that permits the public resale of the shares, if the Unit Investors exercise the Unit Warrants, they must do so by a cash exercise, which could yield up to $1,320,000 in proceeds to us.

On June 27, 2016, each of the Unit Investors also entered into a Consent and Waiver providing its consent under certain provisions, and waiving certain rights, including a right to participate in certain offerings made by us, under the 2015 SPA in order to facilitate the at-the-market equity program described above.

In accordance with applicable GAAP for warrant modifications, we measured the change in fair value that arose from the reduction in exercise price and recognized an expense of $345,841, which is included in other (income) expenses in the accompanying condensed consolidated statements of operations.

Warrants Issued in Conjunction with the December 2016 10% Convertible Notes

On December 30, 2016, we entered into a securities purchase agreement (the “Securities Purchase Agreement”) with two accredited investors (collectively, the “Holders”), pursuant to which the Purchasers purchased an aggregate of $680,400 principal amount of Notes (inclusive of due diligence fee of $30,000 deemed paid as a subscription amount in the form of a Note in the principal amount of $32,400) for an aggregate cash subscription amount of $600,000 and (b) warrants to purchase 127,575 shares of Common Stock (collectively, the “Warrants”) (See Note 4).

The Warrants issued to the Holders are exercisable for a period of five years from the date of issuance at an exercise price of $4.50, subject to adjustment. A Holder may exercise a Warrant by paying the exercise price in cash or by exercising the Warrant on a cashless basis. In the event a Holder exercises a Warrant on a cashless basis, we will not receive any proceeds. The exercise price of the Warrants is subject to customary adjustments provision for stock splits, stock dividends, recapitalizations and the like. Each Holder has contractually agreed to restrict its ability to exercise its Warrant such that the number of shares of the Common Stock held by the Holder and its affiliates after such exercise does not exceed 4.99% of our then issued and outstanding shares of Common Stock.

The estimated relative fair value of Warrants issued in connection with the Notes was recorded as a debt discount and is amortized as additional interest expense over the term of the underlying debt. We recorded debt discount of $232,718 based on the relative fair value of these Warrants.

MARCH 2017 EQUITY FINANCING

On March 22, 2017, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”) for the sale of 575,000 shares (the “Common Shares”) of our common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $3.50 per share, in a registered direct offering. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement, we also sold in a private placement warrants to purchase 575,000 shares of Common Stock (the “Warrants”). The aggregate gross proceeds for the sale of the Common Shares and Warrants will be approximately $2 million.  Subject to certain ownership limitations, the Warrants will be initially exercisable commencing six months from the issuance date at an exercise price equal to $3.95 per share of Common Stock, subject to adjustments as provided under the terms of the Warrants. The Warrants will be exercisable for five years from the initial exercise date.

The net proceeds to us from the transactions, after deducting the placement agent’s fees and expenses (not including the Wainwright Warrants, as defined below), our estimated offering expenses, and excluding the proceeds, if any, from the exercise of the Warrants, were $1,804,250. We intend to use the net proceeds from the transactions for general corporate purposes.

The Common Shares (but not the Warrants or shares issuable upon exercise of the Warrant) were sold by us pursuant to an effective shelf registration statement on Form S-3, which was filed with the Securities and Exchange Commission (the “SEC”) on May 5, 2016 and subsequently declared effective on May 12, 2016 (File No. 333-211151) (the “Registration Statement”), and the base prospectus dated as of May 12, 2016 contained therein. We filed a prospectus supplement and the accompanying prospectus with the SEC in connection with this sale of the Common Shares.

The purchase agreement also covered the exchange of 264,000 warrants issued to the purchasers thereunder in December 2014 for 198,000 shares of our common stock. Further, in exchange for certain waivers given by the purchasers and certain other investors in a private placement of the Company in June 2015, the warrants issued in such private placement were amended to (i) reduce the exercise price to $3.95 per share, (ii) make the warrants non-exercisable for a period of six months from the date of amendment, and (iii) extend the term of those warrants by six months. As all of these warrant-related elements were integral to the March 2017 Equity Financing, we accounted for all of these elements as adjustments to additional paid-in capital.

The Warrants and the shares issuable upon exercise of the Warrants were sold and issued without registration under the Securities Act of 1933 (the “Securities Act”) in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and Rule 506 promulgated under the Securities Act as sales to accredited investors, and in reliance on similar exemptions under applicable state laws.

We also entered into an engagement letter (the “Engagement Letter”) with Rodman & Renshaw, a unit of H.C. Wainwright & Co., LLC (“Rodman”), pursuant to which Rodman agreed to serve as exclusive placement agent for the issuance and sale of the Common Shares and Warrants. We paid Rodman an aggregate fee equal to 6% of the gross proceeds received by us from the sale of the securities in the transactions. Pursuant to the Engagement Letter, we also agreed to grant to Rodman or its designees warrants to purchase up to 3% of the aggregate number of shares sold in the transaction (the “Rodman Warrants”). The Engagement Letter has a nine month tail and right of first offer periods, indemnity and other customary provisions for transactions of this nature. The Rodman Warrants have substantially the same terms as the Warrants, except that the exercise price is 125% of $3.50. We also paid Rodman a reimbursement for non-accountable expenses in the amount of $50,000.

Equity Transactions in the Fiscal Year Ended March 31, 2016.

REVERSE STOCK SPLIT

On April 14, 2015, we completed a 1-for-50 reverse stock split. Accordingly, authorized common stock was reduced from 500,000,000 shares to 10,000,000 shares, and each 50 shares of outstanding common stock held by stockholders were combined into one share of common stock. The accompanying condensed consolidated financial statements and accompanying notes have been retroactively revised to reflect such reverse stock split as if it had occurred on April 1, 2014. All share and per share amounts have been revised accordingly.

INCREASE IN AUTHORIZED SHARES

On March 31, 2016, we filed a Certificate of Amendment to our Articles of Incorporation to increase our authorized common stock from 10,000,000 to 30,000,000 shares. Our stockholders approved the amendment at our annual meeting of stockholders held on March 29, 2016.

On April 28, 2015, we issued 915 shares of common stock as the result of rounding up of fractional shares that arose due to our reverse stock split.

On June 25, 2015, we sold $6,000,000 of units, comprised of common stock and warrants, to 18 accredited investors at a price of $6.30 per unit. Each unit consisted of one share of common stock and 0.75 of a five-year warrant to purchase one share of common stock at an exercise price of $6.30 per share. Accordingly, we issued a total of 952,383 shares of unregistered common stock and warrants to purchase 714,285 shares of common stock. For its services as sole placement agent for the financing, we paid Roth Capital Partners, LLC (“Roth”) a cash fee of $285,512 and expense reimbursement of $75,000 and we issued them a five-year warrant to purchase 32,371 shares of common stock at an exercise price of $6.30 per share. We received $5,591,988 in net proceeds from this financing. The warrant fair value, which was valued using a binomial lattice model, was recorded to additional paid-in-capital.

In connection with the financing, Mr. James Joyce, our Chief Executive Officer, Mr. James Frakes, our Chief Financial Officer and Dr. Chetan Shah, a director of our company, each agreed to waive their right to exercise certain stock options and warrants held by them representing the right to acquire 402,318 shares of common stock in the aggregate (the “Waivers”). The Waivers were required in order to make a sufficient number of shares of common stock available for issuance and the Waivers expired when we amended our Articles of Incorporation on March 31, 2016.

During the three months ended September 30, 2015, we issued an aggregate of 5,292 shares of common stock to an accredited investor upon the exercise of previously issued warrants. The warrants were exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercises. The cashless exercise of such warrants resulted in the cancellation of previously issued warrants to purchase an aggregate of 1,744 shares of common stock.

During the three months ended December 31, 2015, we issued an aggregate of 6,757 unregistered shares of common stock to two investors upon the exercise of previously issued warrants. The warrants were exercised for cash and we received cash proceeds of $14,766 for an average purchase price of $2.19 per share per the terms of the warrants.

WARRANTS:

During the fiscal year ended March 31, 2017, we issued warrants in connection with three financing arrangements. The first warrant issuance during the fiscal year was the issuance of 30,000 warrants with an exercise price of $5.00 per share in June 2016. Those 30,000 warrants were issued in connection with the Amendment of November 2014 Investment Documents (see Note 4).

The second warrant issuance was the issuance of 127,575 warrants with an exercise price of $4.50 per share in December 2016. Those 127,575 warrants were issued in connection with the issuance of our December 2016 10% Convertible Notes (see Note 4).

The third warrant issuance during the fiscal year was our March 22, 2017 equity financing with certain institutional investors (the “Investors”) for the sale of 575,000 shares (the “Common Shares”) of our common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $3.50 per share, in a registered direct offering. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement, we also sold in a private placement warrants to purchase 575,000 shares of Common Stock (the “Warrants”). Subject to certain ownership limitations, the Warrants will be initially exercisable commencing six months from the issuance date at an exercise price equal to $3.95 per share of Common Stock, subject to adjustments as provided under the terms of the Warrants. The Warrants will be exercisable for five years from the initial exercise date.

The purchase agreement also covered the exchange of 264,000 warrants issued to the purchasers thereunder in December 2014 for 198,000 shares of our common stock. Further, in exchange for certain waivers given by the purchasers and certain other investors in a private placement of the Company in June 2015, the warrants issued in such private placement were amended to (i) reduce the exercise price to $3.95 per share, (ii) make the warrants non-exercisable for a period of six months from the date of amendment, and (iii) extend the term of those warrants by six months.

We also entered into an engagement letter (the “Engagement Letter”) with Rodman & Renshaw, a unit of H.C. Wainwright & Co., LLC (“Rodman”), pursuant to which Rodman agreed to serve as exclusive placement agent for the issuance and sale of the Common Shares and Warrants. In addition to a cash placement fee equal to 6% of the gross proceeds received by us from the sale of the securities in the transaction, we also agreed to grant to Rodman or its designees warrants to purchase up to 3% of the aggregate number of shares sold in the transaction (the “Rodman Warrants”). The Rodman Warrants have substantially the same terms as the Warrants, except that the exercise price is 125% of $3.50.

Based on the above assumptions, we valued the warrants issued during the fiscal year ended March 31, 2017 as follows:

•	The 30,000 warrants issued in June 2016 were valued at $111,900 and we classified that fair value as equity.

•	The 127,575 warrants issued in December 2016 were valued at $380,174 and we classified $232,718 of that fair value as debt discount and the remainder as equity.
•	The 575,000 warrants issued in March 2017 were valued at $1,493,390 and we classified that fair value as equity.
•	In connection with our March 2017 financing, we agreed to reduce the exercise price on 547,620 warrants from $6.30 to $3.44. We valued the change in fair value due to the change in exercise price at $219,048 and classified that fair value as equity.
•	Also in connection with our March 2017 financing, we agreed with the investor in that financing to exchange 198,000 shares for the return and cancellation of 264,000 warrants. We calculated the fair value of those 264,000 warrants at $528,000 and classified the impact of this share for warrant exchange as equity due to the integral connection with the March 2017 financing.

A summary of the aggregate warrant activity for the years ended March 31, 2017 and 2016 is presented below:

	Fiscal Year Ended March 31,
	2017		2016
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,164,094	$6.68	1,430,738	$6.84
Granted	749,825	$4.10	746,657	$6.30
Exercised	(2,660)	$6.25	(12,049)	$2.15
Cancelled/Forfeited	(307,163)	$5.18	(1,252)	$2.10
Outstanding, end of year	2,604,096	$3.64	2,164,094	$6.68
Exercisable, end of year	2,604,096	$3.64	2,164,094	$6.68
Weighted average estimated fair value of warrants granted		$2.65		$5.11

The following outlines the significant weighted average assumptions used to estimate the fair value of warrants granted utilizing the Binomial Lattice option pricing model:

	Year Ended March 31,
	2017	2016
Risk free interest rate	0.7% - 1.93%	1.70%
Average expected life	3.42 – 5.5 years	5 years
Expected volatility	88.2% - 96.0%	98.6%
Expected dividends	None	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

The detail of the warrants outstanding and exercisable as of March 31, 2017 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$5.00 or Below	1,860,101	3.78	$3.67	1,860,101	$3.67
$5.20 - $9.00	711,067	2.77	$6.47	705,067	$6.47
$9.65 - $15.00	32,928	2.37	$12.32	32,928	$12.32
	2,604,096			2,604,096

STOCK-BASED COMPENSATION:

2000 STOCK OPTION PLAN

Our 2000 Stock Option Plan provides for the grant of incentive stock options to our full-time employees (who may also be directors) and nonstatutory stock options to non-employee directors, consultants, customers, vendors or providers of significant services. The exercise price of any incentive stock option may not be less than the fair market value of the common stock on the date of grant or, in the case of an optionee who owns more than 10% of the total combined voting power of all classes of our outstanding stock, not be less than 110% of the fair market value on the date of grant. The exercise price, in the case of any nonstatutory stock option, must not be less than 75% of the fair market value of the common stock on the date of grant. The amount reserved under the 2000 Stock Option Plan is 10,000 options.

At March 31, 2016, all of the grants previously made under the 2000 Stock Option Plan had expired and 200 unregistered shares had been issued under the plan, with 9,800 available for future issuance.

2010 STOCK INCENTIVE PLAN

In August 2010, we adopted the 2010 Stock Incentive Plan, which provides incentives to attract, retain and motivate employees and directors whose present and potential contributions are important to our success by offering them an opportunity to participate in our future performance through awards of options, the right to purchase common stock, stock bonuses and stock appreciation rights and other awards. A total of 70,000 common shares were initially reserved for issuance under the 2010 Stock Incentive Plan.

In August 2010, we filed a registration statement on Form S-8 for the purpose of registering 70,000 common shares issuable under this plan under the Securities Act, and in July 2012, we filed a registration statement on Form S-8 for the purpose of registering 100,000 common shares issuable under this plan under the Securities Act.

On January 26, 2016, our Board of Directors approved an amendment to the 2010 Stock Incentive Plan to increase the total number of shares of common stock reserved for issuance under the plan to 3,170,000 shares, subject to amendment of our Articles of Incorporation to increase our authorized common stock. On March 29, 2016, we held an annual stockholders meeting, at which our stockholders approved the Amended 2010 Stock Incentive Plan and an amendment of our Articles of Incorporation to increase our authorized common stock to 30,000,000 shares.

At March 31, 2017, we had 2,241,549 shares available under this plan.

2012 DIRECTORS COMPENSATION PROGRAM

In July 2012, our Board of Directors approved a board compensation program that modifies and supersedes the 2005 Directors Compensation Program, which was previously in effect. Under the 2012 program, in which only non-employee directors may participate, an eligible director will receive a grant of $35,000 worth of ten-year options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of the common stock for the five trading days preceding the first day of the fiscal year. In addition, under this program, eligible directors will receive cash compensation equal to $500 for each committee meeting attended and $1,000 for each formal board meeting attended.

At March 31, 2017, we had issued 26,757 options under the 2005 program to outside directors and 79,309 options to employee-directors, 21,756 outside directors’ options had been forfeited, 5,000 outside directors’ options had been exercised, 79,309 employee-directors’ options had been forfeited and no options under the 2005 program remained outstanding.

On June 6, 2014, our Board of Directors approved certain changes to the 2012 program. Under this modified program, a new eligible director will receive an initial grant of $50,000 worth of options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of the common stock for the five trading days preceding the first day of the fiscal year. These options will have a term of ten years and will vest 1/3 upon grant and 1/3 upon each of the first two anniversaries of the date of grant. In addition, at the beginning of each fiscal year, each existing director eligible to participate in the modified 2012 program also will receive a grant of $35,000 worth of options valued at the exercise price based on the average of the closing bid prices of the common stock for the five trading days preceding the first day of the fiscal year. Such options will vest on the first anniversary of the date of grant. In lieu of per meeting fees, eligible directors will receive an annual board retainer fee of $30,000. The modified 2012 program also provides for the following annual retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000 and lead independent director - $15,000.

RESTRICTED STOCK UNIT GRANTS TO DIRECTORS AND EXECUTIVE OFFICERS

On August 9, 2016, our Board of Directors (the “Board”) granted RSUs to certain of our officers and directors as set forth below. The RSUs represent the right to be issued on a future date shares of our common stock for vested RSUs. Our Compensation Committee recommended the grants based on a compensation assessment provided by a third-party compensation consulting firm engaged by us that developed a peer group of companies for market assessment and analyzed compensation at such companies.

The consultant recommended beneficial ownership targets, which we previously disclosed in our Proxy Statement filed on February 23, 2016, in connection with our Annual Meeting of Stockholders held on March 29, 2016. In connection with the Annual Meeting, our stockholders approved our Amended 2010 Stock Incentive Plan, which included an increase in the number of shares available for grant under the plan in part to accommodate equity awards recommended by the Compensation Committee, and our stockholders approved our executive compensation as disclosed in the Proxy Statement pursuant to Item 402 paragraphs (m) through (q) of Regulation S-K as shown below:

To Mr. James A. Joyce, an aggregate of 634,000 RSUs valued at $6.28 per share, based on the August 9, 2016 closing price of the common stock. 158,500 of the RSUs are deemed vested upon grant and an additional 39,625 RSUs will vest each quarter beginning on January 1, 2017. This grant is intended to increase Mr. Joyce’s beneficial ownership of our common stock to 9.0%, which target was recommended in 2015 and in June 2016 by the compensation consultant engaged by us. Previously, in 2004, the Board had approved a beneficial ownership target of 15% for Mr. Joyce. However, Mr. Joyce has agreed to the modified target of 9.0%.

To Mr. Rodney S. Kenley, an aggregate of 52,000 RSUs valued at $6.28 per share, based on the August 9, 2016 closing price of the common stock. 13,000 of the RSUs are deemed vested upon grant and an additional 3,250 RSUs will vest each quarter beginning on January 1, 2017.

To Mr. James B. Frakes, an aggregate of 52,000 RSUs valued at $6.28 per share, based on the August 9, 2016 closing price of the common stock. 13,000 of the RSUs are deemed vested upon grant and an additional 3,250 RSUs will vest each quarter beginning on January 1, 2017.

To each of our non-employee directors, Mr. Franklyn S. Barry, Jr., Mr. Edward G. Broenniman and Dr. Chetan S. Shah, 16,432 RSUs valued at an aggregate of $105,000, based on the average of the closing prices of the common stock for the five trading days preceding and including August 9, 2016. These grants represent (a) $70,000 worth of RSUs representing two years of grants under the amended 2012 Non-Employee Directors Compensation Program (the “2012 Program”) because more than two years have elapsed since Messrs. Barry and Broenniman and Dr. Shah received grants under the program, all of which RSUs are deemed vested upon grant and (b) $35,000 worth of RSUs representing the grant covering the fiscal year ending March 31, 2017, of which one-quarter were deemed vested upon grant and the remaining portion vested ratably at September 30, 2016, at December 31, 2016 and at March 31, 2017.

The RSUs were granted under our Amended 2010 Stock Incentive Plan and we recorded expense of $2,076,535 in the fiscal year ended March 31, 2017 related to the RSU grants.

CHANGES TO 2012 NON-EMPLOYEE DIRECTORS COMPENSATION PROGRAM

In July 2012, the Board approved the 2012 Program, which modified and superseded the 2005 Directors Compensation Program that had been in effect previously. On June 6, 2014, the Board approved certain changes to the 2012 Program, and on August 9, 2016, the Board approved further modifications to the program. Under the modified 2012 Program, in which only non-employee directors may participate, a new eligible director will receive an initial grant of $50,000 worth of RSUs or, at the discretion of the Board, options to acquire shares of Common Stock. RSUs granted under this provision will be valued based on the average of the closing prices of the Common Stock for the five trading days preceding and including the date of grant and will vest at a rate determined by the Board in its discretion. Options granted under this provision will be valued at the exercise price, which will be based on the average of the closing prices of the Common Stock for the five trading days preceding and including the date of grant. Such options will have a term of ten years and will vest at a rate determined by the Board in its discretion.

At the beginning of each fiscal year, each existing director eligible to participate in the 2012 Program will receive a grant of $35,000 worth of RSUs or, at the discretion of the Board, options to acquire shares of Common Stock. RSUs granted under this provision will be valued based on the average of the closing prices of the Common Stock for the five trading days preceding and including the first day of the fiscal year (or preceding and including the date of grant, if such grant is not made on the first day of the fiscal year) and will vest at a rate determined by the Board in its discretion. Options granted under this provision will be valued at the exercise price, which will be based on the average of the closing prices of the Common Stock for the five trading days preceding and including the first day of the fiscal year (or preceding and including the date of grant, if such grant is not made on the first day of the fiscal year). Such options will have a term of ten years and will vest at a rate determined by the Board in its discretion.

In lieu of per meeting fees, under the 2012 Program eligible directors will receive an annual Board retainer fee of $30,000. The modified 2012 Program also provides for the following annual retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Nominating Committee Chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000 and Lead independent director (currently an open position) - $15,000.

The RSU grants and the changes to the 2012 Program were approved and recommended by our Compensation Committee prior to approval by the Board.

RSUs outstanding that have vested and are expected to vest as of March 31, 2017 are as follows:

Number of RSUs
Vested	46,125
Expected to vest	507,375
Total	553,500

During the fiscal year ended March 31, 2017, 36,150 RSUs held by our outside directors were exchanged into the same number of shares of our common stock. As two of our three outside directors elected to return 40% of their RSU’s in exchange for cash in order to pay their withholding taxes on the share issuances, 13,146 of the RSUs were cancelled and we paid a total of $75,550 in cash to those two outside directors.

Also during the fiscal year ended March 31, 2017, 184,500 RSUs held by our executives were exchanged into the same number of shares of our common stock. Upon vesting, the RSUs held by our executives were net share-settled to cover the required withholding tax and the remaining amount is converted into an equivalent number of shares of common stock. Total payments for the employees’ tax obligations to the taxing authorities are reflected as a financing activity within the Consolidated Statements of Cash Flows. These net-share settlements had the effect of share repurchases by the Company as they reduced and retired the number of shares that would have otherwise been issued as a result of the vesting and did not represent an expense to the Company. As a result of the net share-settlements, 70,786 of the RSUs were cancelled and we issued a net 113,714 shares to our executives.

STAND-ALONE GRANTS

From time to time our Board of Directors grants common stock or common share purchase options or warrants to selected directors, officers, employees and consultants as equity compensation to such persons on a stand-alone basis outside of any of our formal stock plans. The terms of these grants are individually negotiated.

STOCK OPTION ACTIVITY

There were no stock option grants during the fiscal years ended March 31, 2017 and March 31, 2016. There was no stock option activity during the fiscal year ended March 31, 2017 other than the expiration of 6,500 stock options during the period.

The following is a summary of the stock options outstanding at March 31, 2017 and 2016 and the changes during the years then ended:

	Fiscal Year Ended March 31,
	2017		2016
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	438,547	$10.94	501,690		$11.00
Granted	–	N/A	–	$	N/A
Exercised	–	N/A	–	$	N/A
Cancelled/Forfeited	(6,500)	$7.96	(63,143)		$11.45
Outstanding, end of year	432,047	$10.98	438,547		$10.94
Exercisable, end of year	414,547	$11.24	388,414		$11.53
Weighted average estimated fair value of options granted		N/A		$	N/A

The detail of the options outstanding and exercisable as of March 31, 2017 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$3.80 - $9.50	184,047	6.70 years	$6.82	166,547	$6.86
$12.50	163,000	3.39 years	$12.50	163,000	$12.50
$18.00 - $20.50	85,000	1.02 years	$19.03	85,000	$19.03
	432,047			414,547

We recorded stock-based compensation expense related to share issuances and to options granted totaling $2,186,309 and $202,844 for the fiscal years ended March 31, 2017 and 2016, respectively. These expenses were recorded as stock compensation included in payroll and related expenses in the accompanying consolidated statement of operations for the years ended March 31, 2017 and 2016.

Our total stock-based compensation for fiscal years ended March 31, 2017 and 2016 included the following:

	Fiscal Year Ended
	March 31, 2017	March 31, 2016
Vesting of stock options	$2,186,309	$202,844
Total Stock-Based Compensation	$2,186,309	$202,844

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The cumulative effect of adjusting the forfeiture rate for all expense amortization is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the fiscal year ended March 31, 2017 was insignificant.

As of March 31, 2017, we had $3,203,208 of remaining unrecognized stock-based compensation expense, which is expected to be recognized over a weighted average remaining vesting period of 2.62 years.

On March 31, 2017, our stock options had a negative intrinsic value since the closing price on that date of $3.27 per share was below the weighted average exercise price of our stock options.